Real Estate and Other Assets Acquired in Settlement of Loans (Tables)	12 Months Ended
Dec. 31, 2013
Real Estate and Other Assets Acquired in Settlement of Loans
Summary of real estate and other assets acquired in settlement of loans

(in thousands)	2013	2012
Commercial	$0	$329
Real estate construction - residential	114	112
Real estate construction - commercial	10,020	13,392
Real estate mortgage - residential	830	1,227
Real estate mortgage - commercial	8,537	14,201
Repossessed assets	41	468
Total	$19,542	$29,729
Less valuation allowance for other real estate owned	(4,675)	(6,137)
Total other real estate owned and foreclosed assets	$14,867	$23,592

Schedule of changes in the net carrying amount of other real estate owned and repossessed assets

Balance at December 31, 2011	$22,997
Additions	16,869
Proceeds from sales	(8,571)
Charge-offs against the valuation allowance for other real estate owned	(1,553)
Repossessed assets impairment write-downs	(330)
Net gain on sales	317
Balance at December 31, 2012	$29,729
Additions	4,613
Proceeds from sales	(9,641)
Charge-offs against the valuation allowance for other real estate owned, net	(4,829)
Repossessed assets impairment write-downs	(189)
Net loss on sales	(141)
Total other real estate owned and repossessed assets	$19,542
Less valuation allowance for other real estate owned	(4,675)
Balance at December 31, 2013	$14,867

Summary of activity in valuation allowance for other real estate owned in settlement of loans

(in thousands)	2013	2012	2011
Balance, beginning of year	$6,137	$6,977	$6,158
Provision for other real estate owned	3,367	713	1,252
Charge-offs	(4,829)	(1,553)	(433)
Balance, end of year	$4,675	$6,137	$6,977